Stockholders' Deficit - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands									1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 12, 2026	Feb. 26, 2026	Feb. 20, 2026	Dec. 12, 2025	Sep. 25, 2025	Aug. 15, 2025	Jan. 09, 2024	May 24, 2023	Sep. 30, 2023	Mar. 31, 2026	Sep. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 20, 2025	Jul. 10, 2024
Class of Stock [Line Items]
Common stock, shares outstanding										461,132		435,473	321,293	285,761
Preferred Stock, shares authorized										5,000,000		5,000,000	5,000,000	5,000,000
Preferred stock, par value										$ 0.01		$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued										0		0	0	0
Common stock, shares issued										461,132		435,473	321,293	285,761
Exercise Price										$ 0.65		$ 0.88
Common stock, shares authorized										500,000,000		500,000,000	500,000,000	500,000,000
Common stock, par value										$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Term (years)											5 years 6 months
Sale of Stock, Consideration Received Per Transaction						$ 9,500
Deferred Offering Costs									$ 300	$ 800	$ 300	$ 0
Net cash proceeds									1,700
Loss on issuance of common stock									$ 200			0	$ 0	$ 231
Sale of stock, authorized amount of common stock															$ 20,000
Net proceeds from common stock shares issued at public offering														3,150
Offering expenses	$ 100									$ 9				$ 262
Aggregate principal amount of initial loan advance												$ 1,000
Pre-Funded Warrants	371,057	185,527								5,009,321		3,525,094	93,266	36,766
Outstanding debt	$ 2,000
Accrued interest		$ 1,000
Short Term Debt, Outstanding Amount		0
Common stock exercise price	$ 0.11
Purchase price per share	$ 5.39
Share-Based Payment Arrangement, Tranche Three [Member]
Class of Stock [Line Items]
Accrued interest		$ 1,000
Pre-Funded Warrants [Member]
Class of Stock [Line Items]
Exercise Price					$ 0.11
Common stock, par value					$ 5.39
Sale of Stock, Consideration Received Per Transaction	$ 2,000
September 2023 Warrants [Member]
Class of Stock [Line Items]
Exercise Price		$ 0.11
Pre-Funded Warrants		1,113,172
Black-Scholes model [Member]
Class of Stock [Line Items]
Exercise Price														$ 5.4
Risk-Free Rate									4.70%
Issuance of 2023 Common Warrants and Placement Agent Warrants											$ 1,900
Volatility									139.00%		139.00%
Term (years)									3 years
September 2023 Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock, shares issued									27,780		27,780
Exercise Price									$ 0.011		$ 0.011
Total Gross Proceeds											$ 2,000
Sales Agreement [Member]
Class of Stock [Line Items]
Common stock public offering price														$ 64.57
Net proceeds from common stock shares issued at public offering														$ 3,500
Offering expenses														$ 300
Domicilium Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock, shares issued							14,285					5,000,000
Amount allocated to Coastlands			$ 5,000
Number of common stock in warrant							42,864
Exercise Price							$ 0.11
Common stock, par value							$ 0.01
Issuance of 2023 Common Warrants and Placement Agent Warrants							$ 700
Domicilium Securities Purchase Agreement [Member] | January 2024 Pre-Funded Warrant [Member]
Class of Stock [Line Items]
Exercise Price							$ 12.98
Domicilium Securities Purchase Agreement [Member] | Pre-Funded Warrants [Member]
Class of Stock [Line Items]
Number of common stock in warrant							13,636
Domicilium Securities Purchase Agreement [Member] | Black-Scholes model [Member]
Class of Stock [Line Items]
Exercise Price							$ 1.14
Coastlands Securities Purchase Agreement
Class of Stock [Line Items]
Common stock, shares issued												20,000,000			20,000,000
Amount allocated to Coastlands			15,000									$ 15,000
Purchased securities			9,500			$ 1,000						$ 5,000
Securities for cash consideration			20,000
Exercise Price						$ 0.11									$ 0.01
Common stock public offering price						$ 5.39
Net proceeds from common stock shares issued at public offering						$ 1,000
Purchase of pre-funded warrants												42,864
Conversion Price		$ 5.39
Coastlands Securities Purchase Agreement | Share-Based Payment Arrangement, Tranche Three [Member]
Class of Stock [Line Items]
Exercise Price		$ 0.11
Pre-Funded Warrants		927,643
Outstanding debt		$ 5,000
Share Price		$ 5.39
September 2023 Warrants [Member]
Class of Stock [Line Items]
Exercise Price									56.43		$ 56.43
September 2023 Placement Agent Warrants [Member]
Class of Stock [Line Items]
Exercise Price									$ 72.26		$ 72.26
Common stock, shares authorized									2,075		2,075
September 2023 Placement Agent Warrants [Member] | Black-Scholes model [Member]
Class of Stock [Line Items]
Exercise Price														$ 5.4
Risk-Free Rate									4.70%
Volatility									139.00%		139.00%
Term (years)									3 years
ATM Program [Member]
Class of Stock [Line Items]
Sale of common stock through ATM, net of issuance costs, shares														54,222
Initial Coastlands Closing
Class of Stock [Line Items]
Proceeds received			$ 15,000	$ 10,000	$ 5,000
Coastlands First Tranche Closing
Class of Stock [Line Items]
Exercise Price					$ 0.11
Common stock public offering price					$ 5.39
Net proceeds from common stock shares issued at public offering					$ 4,000
Purchase of pre-funded warrants					742,115
Loan conversion					$ 8,500
Aggregate principal amount of initial loan advance					$ 9,500
Pre-Funded Warrants					1,576,542
Conversion Price					$ 5.39
Outstanding debt					$ 1,000
Accrued interest					1,000
Unpaid interest					$ 1,000
Coastlands Second Tranche Closing
Class of Stock [Line Items]
Exercise Price				$ 0.11
Common stock public offering price				$ 5.39
Net proceeds from common stock shares issued at public offering				$ 5,000
Purchase of pre-funded warrants				927,643
Maximum [Member]
Class of Stock [Line Items]
Fair value inputs probability of outcome							95.00%
Unpaid interest		$ 100										$ 100
Maximum [Member] | September 2023 Purchase Agreement [Member]
Class of Stock [Line Items]
Number of common stock in warrant									6,818		6,818
Maximum [Member] | Sales Agreement [Member]
Class of Stock [Line Items]
Sale of stock, authorized amount of common stock								$ 50,000
Aggregate offering price								$ 6,500
Percentage of sales agents commission								3.00%
Maximum [Member] | Domicilium Securities Purchase Agreement [Member] | Black-Scholes model [Member]
Class of Stock [Line Items]
Risk-Free Rate							4.20%
Volatility							152.00%
Term (years)							5 years 3 days
Maximum [Member] | September 2023 Warrants [Member]
Class of Stock [Line Items]
Number of common stock in warrant									34,599		34,599
Minimum [Member]
Class of Stock [Line Items]
Fair value inputs probability of outcome							5.00%
Minimum [Member] | Domicilium Securities Purchase Agreement [Member] | Black-Scholes model [Member]
Class of Stock [Line Items]
Risk-Free Rate							4.00%
Volatility							134.00%
Term (years)							2 years 8 months 23 days
Domicilium [Member] | Domicilium Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Percentage ownership							9.90%
Domicilium [Member] | Domicilium Securities Purchase Agreement [Member] | January 2024 Pre-Funded Warrant [Member]
Class of Stock [Line Items]
Percentage ownership							4.90%
Hercules Term Loan Agreement
Class of Stock [Line Items]
Aggregate principal amount of initial loan advance																$ 3,200
Hercules Term Loan Agreement | Share-Based Payment Arrangement, Tranche Three [Member]
Class of Stock [Line Items]
Short Term Debt, Outstanding Amount		$ 1,000
Hercules Term Loan Agreement | Maximum [Member]
Class of Stock [Line Items]
Unpaid interest												$ 100